INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 54,882		$ 60,857
Accumulated amortization	18,891		10,930
Amortized cost	35,991		49,927
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	42,504	[1]	48,448	[1]
Accumulated amortization	13,345		7,024
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	5,092		5,092
Accumulated amortization	1,594		859
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	3,405		3,316
Accumulated amortization	878		669
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	526		526
Accumulated amortization	526		472
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	3,355		3,475
Accumulated amortization	$ 2,548		$ 1,906

[1]	During 2012 the Company recorded an impairment loss of $ 7,948 related to Wavestream's technology (see also note 1e).